Equity Offerings - Schedule of Equity Offerings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Gross proceeds received	$ 152,014
Less: Underwriters' discount	4,991
Less: Offering expenses	340	2,201
Net proceeds received	$ 146,683